LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND

November 2, 1998

Dear Shareholder:

The past six months have seen dramatic changes in the mutual fund marketplace. While the U.S. equity markets hit record highs in July, economic crises in Asia, Russia, and Latin America compounded to create a swift downturn in late August. Virtually all of the developed markets, including the United States, felt the impact. Investors seeking safe havens delved into money market and bond funds. Foreign investors fled to Treasuries, which brought yields on Treasury bonds to 30-year lows. Municipal bonds also benefited, as U.S. taxpaying investors regarded tax-exempt bond funds as a viable opportunity to reduce their risk exposure from equity holdings but still retain the potential for attractive returns.

We are pleased to report that the J.P. Morgan Institutional New York Tax Exempt Bond Fund, formerly the J.P. Morgan Institutional New York Total Return Bond Fund, posted a healthy 4.37% gain for the six months ended September 30, 1998. The fund outperformed the 4.26% return of its benchmark for the period (the Lehman Brothers 1-16 year Municipal Bond Index); it ranked favorably against the 4.09% return of its competitors as measured by the Lipper New York Intermediate Municipal Debt Funds Average. As of September 30, 1998, the fund's 30-day SEC yield, at 4.01%, is equivalent to a taxable yield of 6.64%, assuming a 39.6% tax rate.

The fund's net asset value, at $10.90 per share on September 30, 1998, was up from $10.67 per share on March 31, 1998. Distributions of approximately $0.23 per share were paid from ordinary income, substantially all of which were tax exempt. The fund's net assets increased to $166.9 million from $111.4 million, while the net assets of The New York Tax Exempt Bond Portfolio, in which the fund invests, were $267.0 million.

The report that follows includes an interview with Elaine Young and Robert Meiselas, both members of the portfolio management team responsible for the fund. This interview is designed to answer commonly asked questions about the fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS . . . . . .1        GLOSSARY OF TERMS . . . . . . 7

FUND PERFORMANCE . . . . . . . . . . .3        FUND FACTS AND HIGHLIGHTS . . 8

PORTFOLIO MANAGER Q & A. . . . . . . .4        FINANCIAL STATEMENTS. . . . . 10
--------------------------------------------------------------------------------

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.


Sincerely yours,

/s/ Ramon de Oliveira                     /s/ Keith M. Schappert
Ramon de Oliveira                         Keith M Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.



PERFORMANCE                          TOTAL RETURNS     AVERAGE ANNUAL TOTAL RETURNS
                                     --------------    ------------------------------
                                     THREE   SIX       ONE       THREE     SINCE
AS OF SEPTEMBER 30, 1998             MONTHS  MONTHS    YEAR      YEARS     INCEPTION*
-------------------------------------------------------------------------------------
J.P. Morgan Institutional New York
  Tax Exempt Bond Fund               2.95%   4.37%     7.36%     6.62%     6.89%
Lehman Brothers 1-16 year
  Municipal Bond Index**             2.87%   4.26%     7.77%     7.34%     7.53%
Lipper New York Intermediate
  Municipal Debt Funds Average       2.88%   4.09%     7.16%     6.10%     6.30%





* 4/11/94 -- COMMENCEMENT OF OPERATIONS (AVERAGE ANNUAL TOTAL RETURNS BASED ON MONTH END FOLLOWING INCEPTION; AVERAGE ANNUAL RETURN SINCE ACTUAL INCEPTION IS 6.83%).
**PRIOR TO MAY 1, 1997 THE BENCHMARK WAS THE LEHMAN BROTHERS 1-15 YEAR MUNICIPAL BOND INDEX. COMMENCING MAY 1, 1997 THE BENCHMARK IS THE LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX. BOTH ARE UNMANAGED INDICES THAT MEASURE MUNICIPAL BOND MARKET PERFORMANCE. THEY DO NOT INCLUDE FEES OR EXPENSES AND ARE NOT AVAILABLE FOR ACTUAL INVESTMENT. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER.

PORTFOLIO MANAGER Q&A

This interview was conducted with Elaine Young and Robert Meiselas, both members of the portfolio management team responsible for managing The New York Tax Exempt Bond Portfolio in which the fund invests.

[PHOTO]

ELAINE YOUNG, VICE PRESIDENT, is a portfolio manager with the U.S. Fixed Income Group and responsible for managing municipal bonds. In Ms. Young's previous position at Morgan, she traded tax-exempt securities. Elaine joined Morgan in 1994 after five years of municipal trading experience at Scudder, Stevens, and Clark. She graduated from New York University with a B.S. degree and an M.B.A. in Finance. Elaine is also a Chartered Financial Analyst.

[PHOTO]

ROBERT MEISELAS, VICE PRESIDENT, is a portfolio manager with the U.S. Fixed Income Group responsible for managing municipal bonds, including tax exempt private placements. Mr. Meiselas is a C.P.A. and joined J.P. Morgan's financial group in 1982, after having spent 10 years at Coopers & Lybrand. Bob also spent five years in J.P. Morgan's Private Banking Investment Management Group, and moved to J.P. Morgan Investment Management in 1997. He is a graduate of St. John's University and has completed graduate work at Long Island University in the field of taxation.

This interview was conducted on October 15, 1998 and represents both Bob and Elaine's views on that date.

HOW HAS THE NEW YORK TAX EXEMPT BOND PORTFOLIO PERFORMED IN THE LAST SIX MONTHS?

RM: Generally, all municipal bonds have done well during this period, for a few reasons. First, global economic difficulties have stimulated greater investor interest in bonds. Second, the stock market adjustment heightened demand for municipals, as U.S. investors began to seek refuge in fixed-income investments. Finally, supply of municipals in the summer months began to wane, which drove prices up.

Our portfolio achieved solid performance for the six-month period. We attribute this success to our ability to accurately project the heightened demand for municipals and the likely movement of interest rates.

HOW HAS SECURITY SELECTION CONTRIBUTED TO PERFORMANCE?

EY: We've made an effort to invest in higher quality bonds. When evaluating risk versus reward, it became apparent that currently there were no clear benefits of assuming additional credit risk. We've also analyzed bond structures in order to select the type of bonds that would most readily appreciate under our projected economic scenario. We concluded that higher quality, non-callable bonds continue to offer the best return without unnecessarily introducing volatility. Over the last few months, we've also selectively introduced private placements into the allocation mix, which should contribute to overall yield.

HOW HAS SUPPLY AFFECTED THE PORTFOLIO?

RM: In the spring months, there was ample supply; in fact, prices became somewhat diluted. But supply began to wane in the summer months. Then, the global financial market crises of the late summer heightened demand for municipals, leaving a scarcity of supply. If the stock market continues to perform poorly, demand for municipals is likely to remain strong.

YIELDS FOR 30-YEAR TREASURY BONDS HAVE BEEN REDUCED TO THEIR LOWEST RATES IN DECADES. WHAT IMPLICATIONS DO HISTORICALLY LOW YIELDS HAVE FOR MUNICIPAL BONDS?

EY: Many of the flows into Treasuries were from foreign investors seeking a safe haven from regional markets affected by crises in Asia, Russia, and Latin America. For U.S. taxpayers, municipals offer a significant advantage because of their tax-exempt status. We've seen very good flows into the portfolio in the last six months. Low yields can stimulate increased supply because issuers may find it attractive to refund existing debt, but we do not feel that this potential incremental supply will overwhelm demand.

MANY ECONOMISTS, INCLUDING THOSE AT J.P. MORGAN, ARE CALLING FOR A RECESSION IN 1999. IF A RECESSION WERE TO OCCUR NEXT YEAR, HOW WOULD IT AFFECT MUNICIPAL BOND FUNDS?

EY: It is difficult to forecast the impact of a recession on one segment of the investment market because there are so many factors involved. However, we can offer some observations. Unless the economic downturn is deep and sustained, which we do not anticipate at this point, we think it is unlikely that the credit standing of most states and municipalities would substantively weaken. There may be pockets that are affected, but overall, the boom economy of the last seven years has left many municipalities--including New York State and New York City--with budget surpluses. Unlike the past, a large number of these state and local governments have been able to set some money aside to provide a cushion for future economic downturns. Separately, a pronounced economic downturn could also threaten stock market prices which, at the same time, may benefit municipal bonds.

WHAT ADVANTAGES DO MUNICIPAL BOND FUNDS HAVE VERSUS OTHER TYPES OF FUNDS -- MONEY MARKET, EQUITY -- RIGHT NOW?

RM: If circumstances allow, we believe that every investor should evaluate the long-term prospects of their investments rather than the short-term results. Among investment alternatives, we think that municipals should be a significant part of a typical tax-aware portfolio. Under current economic and investment conditions, the outlook for municipals is good, whereas other investment sectors may be less attractive. As such, we think that this is a good time to invest in municipals.

HOW DO MUNICIPALS COMPARE TO OTHER FIXED INCOME INVESTMENTS?

EY: Municipals are more attractive than other fixed income investments right now for a number of reasons. After considering federal, state and local individual income taxes, municipals provide a substantially higher after-tax return than most fixed income alternatives. At the same time, they offer lower volatility and a lower incidence of credit risk.

Each investor must consider his or her individual federal and local income tax rate and tax position. While the after-tax return advantage offered by municipals is readily apparent for taxpayers in the highest income tax brackets, it also makes sense for many New York taxpayers who pay a much lower combined tax rate.

WHAT IS THE OUTLOOK FOR THE NEW YORK TAX EXEMPT BOND FUND?

RM: We're bullish on the outlook for the New York Tax Exempt Bond Fund and have positioned the portfolio to take further advantage of economic conditions and our view of the investment market. Moreover, we believe that demand for municipals will remain very strong in the foreseeable future. In any case, our portfolio should look very appealing to New York investors who are subject to high income taxes. It offers high after-tax return at low risk when compared to most alternatives.

GLOSSARY OF TERMS

BASIS POINT: A measure used in quoting bond yields. One basis point equals 0.01% of yield. For example, if a bond's yield changed from 10.25% to 11.00%, it would have moved 75 basis points.

CREDIT RATING: The rating assigned to a bond by independent rating agencies such as Standard & Poor's or Moody's. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

DURATION: Duration is used as a measure of the relative sensitivity of the price of the security to a change in interest rates. The longer the duration, the more sensitive the bond is to interest rate moves. For example, a bond with a five-year duration will experience an approximate 5% increase in price if interest rates drop 100 basis points (1%), while a bond with a 10-year duration would see its price rise by approximately 10%.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement, or expiration with no value, or the date a security comes due and fully payable. Average maturity refers to the average time to maturity of the entire portfolio.

YIELD CURVE: A graph showing the term structure of interest rates at a point in time, ranging from the shortest to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term rates.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.5% and a municipal is yielding 5.5%, the spread is 1% or 100 basis points.

ZERO COUPON BOND: A debt instrument sold at a discount to its face value. The bond makes no payment until maturity, at which time it is redeemed at face value. Effectively, the interest received is the difference between face value and the price paid for the security.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Institutional New York Tax Exempt Bond Fund seeks to provide a high level of tax exempt income for New York residents consistent with moderate risk of capital. It is designed for investors subject to federal and New York State income taxes who seek a high level of income which is free from federal, state, and New York City personal income taxes.


--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
4/11/94

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 9/30/98
$166,857,655

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 9/30/98
$267,015,462

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/11/98


EXPENSE RATIO
The fund's current annualized expense ratio of 0.50% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF SEPTEMBER 30, 1998

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

REVENUE BONDS                           78.1%

GENERAL OBIGATIONS                      16.5%

PRIVATE PLACEMENTS                       2.3%

SHORT-TERM & OTHER                       3.1%

30-DAY SEC YIELD
4.01%*

DURATION
5.72 years

QUALITY PROFILE
AAA-A                                   90.7%
Other                                    9.3%

*YIELD IS NET OF FEES AND REFLECTS THE REIMBURSEMENT OF CERTAIN EXPENSES AS DISCUSSED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, THE 30-DAY SEC YIELD WOULD HAVE BEEN 3.95%.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. EFFECTIVE OCTOBER 28, 1998, J.P. MORGAN INVESTMENT MANAGEMENT INC., A WHOLLY OWNED SUBSIDIARY OF J.P. MORGAN & CO INC., WILL SERVE AS THE PORTFOLIO'S INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

The fund invests through a master portfolio (another fund with the same objective). Opinions expressed herein are based on current market conditions and are subject to change without notice. Income may be subject to state and local taxes. Some income may be subject to the federal alternative minimum tax for certain investors. Capital gains are not exempt from taxes.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The New York Tax Exempt Bond
  Portfolio ("Portfolio"), at value                $167,323,877
Receivable for Expense Reimbursements                    16,239
Deferred Organization Expenses                            1,156
Prepaid Trustees' Fees                                      543
                                                   ------------
    Total Assets                                    167,341,815
                                                   ------------
LIABILITIES
Dividends Payable to Shareholders                       429,109
Shareholder Servicing Fee Payable                        13,245
Administrative Services Fee Payable                       3,776
Administration Fee Payable                                  590
Fund Services Fee Payable                                   134
Accrued Expenses                                         37,306
                                                   ------------
    Total Liabilities                              $    484,160
                                                   ------------
NET ASSETS
Applicable to 15,308,608 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $166,857,655
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $10.90
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $159,537,251
Undistributed Net Investment Income                      44,234
Accumulated Net Realized Gain on Investment           1,245,896
Net Unrealized Appreciation of Investment             6,030,274
                                                   ------------
    Net Assets                                     $166,857,655
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $3,423,194
Allocated Portfolio Expenses                                    (275,637)
                                                              ----------
    Net Investment Income Allocated from
      Portfolio                                                3,147,557
FUND EXPENSES
Shareholder Servicing Fee                          $ 60,135
Administrative Services Fee                          20,432
Registration Fees                                    10,815
Transfer Agent Fees                                   8,844
Professional Fees                                     6,053
Fund Services Fee                                     2,046
Administration Fee                                    1,470
Amortization of Organization Expenses                 1,144
Trustees' Fees and Expenses                             811
Miscellaneous                                         9,145
                                                   --------
    Total Fund Expenses                             120,895
Less: Reimbursement of Expenses                     (39,974)
                                                   --------
NET FUND EXPENSES                                                 80,921
                                                              ----------
NET INVESTMENT INCOME                                          3,066,636
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                    1,107,870
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                          2,438,564
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $6,613,070
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                      MONTHS ENDED      FOR THE FISCAL
                                                   SEPTEMBER 30, 1998     YEAR ENDED
                                                      (UNAUDITED)       MARCH 31, 1998
                                                   ------------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $       3,066,636    $    4,630,223
Net Realized Gain on Investment Allocated from
  Portfolio                                                1,107,870           534,632
Net Change in Unrealized Appreciation of
  Investment Allocated from Portfolio                      2,438,564         3,136,395
                                                   ------------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                           6,613,070         8,301,250
                                                   ------------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                     (3,066,636)       (4,630,223)
Net Realized Gain                                                 --          (332,469)
                                                   ------------------   --------------
    Total Distributions to Shareholders                   (3,066,636)       (4,962,692)
                                                   ------------------   --------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold          63,650,521        46,861,550
Reinvestment of Dividends                                    747,719           973,880
Cost of Shares of Beneficial Interest Redeemed           (12,504,934)      (30,548,396)
                                                   ------------------   --------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                 51,893,306        17,287,034
                                                   ------------------   --------------
    Total Increase in Net Assets                          55,439,740        20,625,592
NET ASSETS
Beginning of Period                                      111,417,915        90,792,323
                                                   ------------------   --------------
End of Period (including undistributed net
  investment income of $44,234 and $44,234,
  respectively)                                    $     166,857,655    $  111,417,915
                                                   ------------------   --------------
                                                   ------------------   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                                         FOR THE PERIOD
                                                        FOR THE          FOR THE FISCAL YEAR ENDED       APRIL 11, 1994
                                                    SIX MONTHS ENDED             MARCH 31,              (COMMENCEMENT OF
                                                   SEPTEMBER 30, 1998   ----------------------------   OPERATIONS) THROUGH
                                                      (UNAUDITED)         1998      1997      1996       MARCH 31, 1995
                                                   ------------------   --------   -------   -------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $           10.67    $  10.31   $ 10.34   $ 10.11   $            10.00
                                                   ------------------   --------   -------   -------   -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.23        0.48      0.48      0.49                 0.42
Net Realized and Unrealized Gain (Loss) on
  Investment                                                    0.23        0.40     (0.02)     0.25                 0.11
                                                   ------------------   --------   -------   -------   -------------------
Total from Investment Operations                                0.46        0.88      0.46      0.74                 0.53
                                                   ------------------   --------   -------   -------   -------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                          (0.23)      (0.48)    (0.48)    (0.49)               (0.42)
Net Realized Gain                                                 --       (0.04)    (0.01)    (0.02)                  --
                                                   ------------------   --------   -------   -------   -------------------
Total Distributions to Shareholders                            (0.23)      (0.52)    (0.49)    (0.51)               (0.42)
                                                   ------------------   --------   -------   -------   -------------------

NET ASSET VALUE, END OF PERIOD                     $           10.90    $  10.67   $ 10.31   $ 10.34   $            10.11
                                                   ------------------   --------   -------   -------   -------------------
                                                   ------------------   --------   -------   -------   -------------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                    4.37%(a)     8.64%    4.54%     7.40%                5.49%(a)
Net Assets, End of Period (in thousands)           $         166,858    $111,418   $90,792   $47,926   $           20,621
Ratios to Average Net Assets
  Expenses                                                      0.50%(b)     0.50%    0.50%     0.50%                0.50%(b)
  Net Investment Income                                         4.30%(b)     4.54%    4.70%     4.67%                4.65%(b)
  Expenses without Reimbursement                                0.56%(b)     0.59%    0.64%     0.67%                1.05%(b)

------------------------
(a) Not Annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Institutional New York Tax Exempt Bond Fund (the "fund") is a separate series of the J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on April 11, 1994. Prior to November 2, 1998, the fund's name was J.P. Morgan Institutional New York Total Return Bond Fund.

The fund invests all of its investable assets in The New York Tax Exempt Bond Portfolio (the "portfolio"), a non-diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (63% at September 30, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $11,787, which were deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) The fund is treated as a separate entity for federal income tax purposes. The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary. During the year ended March 31, 1998, the fund utilized a capital loss carryforward of approximately $44,000.

   f) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended September 30, 1998, the fee for these services amounted to $1,470.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended September 30, 1998, the fee for these services amounted to $20,432.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.50% of the average daily net assets of the fund. For the six months ended September 30, 1998, J.P. Morgan has agreed to reimburse the fund $39,974 for expenses under this agreement. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to fund shareholders. The Agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate. This rate was 0.075% of the average daily net assets of the fund from April 1, 1998 through July 31, 1998. Effective August 1, 1998 the rate was increased to 0.10%. For the six months ended September 30, 1998, the fee for these services amounted to $60,135.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The

J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
      trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $2,046 for the six months ended September 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the fund's allocated portion of these total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $400.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                      FOR THE SIX
                                                      MONTHS ENDED      FOR THE FISCAL
                                                   SEPTEMBER 30, 1998     YEAR ENDED
                                                      (UNAUDITED)       MARCH 31, 1998
                                                   ------------------   --------------
Shares of beneficial interest sold...............          5,968,122        4,438,320
Reinvestment of dividends........................             69,718           91,760
Shares of beneficial interest redeemed...........         (1,170,020)      (2,898,602)
                                                   ------------------   --------------
Net Increase.....................................          4,867,820        1,631,478
                                                   ------------------   --------------
                                                   ------------------   --------------

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement ( the "Agreement") on May 28, 1997, with unaffiliated lenders. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The maximum borrowing under the Agreement was $100,000,000. The Agreement expired on May 27, 1998, however, the fund as party to the Agreement has extended the Agreement and continues its participation therein for additional 364 days until May 26, 1999. The maximum borrowing under the new Agreement is $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocable to the funds in accordance with procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement at September 30, 1998.

J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND
SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

A Joint Special Meeting of Shareholders of the J.P. Morgan Family of Funds was held on August 20, 1998. Each of the applicable funds voted in favor of adopting the following proposals, therefore, the results are aggregated for the Trust unless otherwise specified. The meeting was held for the following purposes:

1. To elect a slate of five Trustees to hold office for a term of unlimited duration subject to the current retirement age of 70.
2a. To approve the amendment of the Fund's investment restriction relating to diversification of assets.
2b. To approve the amendment of the Fund's investment restriction relating to concentration of assets in a particular industry.
2c. To approve the amendment of the Fund's investment restriction relating to the issuance of senior securities.
2d. To standardize the borrowing ability of the Fund to the extent permitted by applicable law.
2e. To approve the amendment of the Fund's investment restriction relating to underwriting.
2f. To approve the amendment of the Fund's investment restriction relating to investment in real estate.
2g. To approve the amendment of the Fund's investment restriction relating to commodities.
2h. To approve the amendment of the Fund's investment restriction relating to lending.
2i. To approve the reclassification of the Fund's other fundamental restrictions as nonfundamental.
3. To approve the reclassification of the Fund's investment objective from fundamental to nonfundamental.
4.     To approve a new investment advisory agreement of the Fund.
5.     To amend the Declaration of Trust to provide dollar-based voting rights.
6. To ratify the selection of independent accountants, PricewaterhouseCoopers LLP.
       The results of the proxy solicitation on the above matters were as follows:

DIRECTORS/MATTER                                                     VOTES FOR       VOTES AGAINST   ABSTENTIONS
-------------------------------------------------------------------  -------------   -------------   -----------
1.     Frederick S. Addy                                             2,592,561,591   8,840,251       --
       William G. Burns                                              2,592,561,591   8,840,251       --
       Arthur C. Eschenlauer                                         2,592,561,591   8,840,251       --
       Matthew Healy                                                 2,592,561,591   8,840,251       --
       Michael P. Mallardi                                           2,592,561,591   8,840,251       --
2.     Amending of Investment Restrictions:
       a. Relating to diversification of assets                      5,684,462       --              21,806
       b. Relating to concentration of assets                        5,684,462       --              21,806
       c. Relating to issuance of senior securities                  5,684,462       --              21,806
       d. Relating to borrowing                                      5,684,462       --              21,806
       e. Relating to underwriting                                   5,684,462       --              21,806
       f.  Relating to investment in real estate                     5,684,462       --              21,806
       g. Relating to commodities                                    5,684,462       --              21,806
       h. Relating to lending                                        5,706,268       --              --
       i.  Reclassification of other restrictions as nonfundamental  5,684,462       --              21,806
3.     Reclassification of investment objectives                     5,684,462       --              21,806
4.     Investment advisory agreement                                 6,031,279       --              17,357
5.     Dollar-based voting rights                                    2,411,567,264   7,638,329       179,591,823
6.     Independent accountants, PricewaterhouseCoopers LLP           2,402,592,025   19,567,729      179,242,087

The New York Tax Exempt Portfolio
Semi-annual Report September 30, 1998
(unaudited)
(The following pages should be read in conjunction with J.P. Morgan Institutional New York Tax Exempt Bond Fund
Semi-annual Financial Statements)

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
LONG-TERM INVESTMENTS (96.9%)
CALIFORNIA (0.4%)
    $ 1,000      Kaweah Delta Hospital District, Tulare
                   County, (Series F, due 06/01/14)......     PP       NR/NR    06/01/00(a)    5.250% $ 1,022,010
                                                                                                      -----------

CONNECTICUT (1.0%)
      1,000      Mashantucket Western Pequot Tribe,
                   (Special Revenue, Prerefunded,
                   Escrowed to Maturity, Series A)
                   144A..................................     RB      Aaa/AAA   09/01/01       6.250    1,065,340
        250      Mashantucket Western Pequot Tribe,
                   (Special Revenue, Prerefunded,
                   Escrowed to Maturity, Series A)
                   144A..................................     RB      Aaa/AAA   09/01/02       6.250      271,082
      1,100      Mashantucket Western Pequot Tribe,
                   (Special Revenue, Series A) 144A......     RB      Baa2/BBB- 09/01/01       6.250    1,165,659
        250      Mashantucket Western Pequot Tribe,
                   (Special Revenue, Series A) 144A......     RB      Baa2/BBB- 09/01/02       6.250      268,365
                                                                                                      -----------
                     TOTAL CONNECTICUT...................                                               2,770,446
                                                                                                      -----------

ILLINOIS (1.1%)
      3,000      Illinois Development Finance Authority,
                   (IDR, Riverside Health & Fitness
                   Center Project, Series 1998-A, due
                   08/01/28).............................     PP       NR/NR    08/01/01(a)    4.350    3,003,750
                                                                                                      -----------

MICHIGAN (0.4%)
      1,109      City of Detroit Public School, (Public
                   Power Revenue)........................     PP       NR/NR    10/15/00       4.550    1,108,800
                                                                                                      -----------

NEW YORK (94.0%)
      4,000      Erie County Water Authority, (Water
                   Revenue, Refunding, Escrowed to
                   Maturity, Series A, due 12/01/04),
                   AMBAC Insured.........................     RB      Aaa/AAA   12/01/03(a)    5.000    4,182,240
      3,100      Long Island Power Authority, (New York
                   Electric Systems, Refunding, Series
                   A), AMBAC Insured.....................     RB      Aaa/Baa1  12/01/09       5.500    3,451,943
      4,950      Long Island Power Authority, (New York
                   Electric Systems, Refunding, Series
                   A), AMBAC insured.....................     RB      Aaa/Baa1  12/01/10       5.500    5,526,180

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 3,500      Long Island Power Authority, (New York
                   Electric Systems, Refunding, Series
                   A), AMBAC Insured.....................     RB      Aaa/Baa1  12/01/11       5.500% $ 3,914,050
      4,000      Metropolitan Transportation Authority,
                   (Commuter Facilities, Refunding,
                   Series D), MBIA Insured...............     RB      Aaa/AAA   07/01/06       6.000    4,522,680
      5,500      Metropolitan Transportation Authority,
                   (Dedicated Tax Fund, Series A), MBIA
                   Insured...............................     RB      Aaa/AAA   04/01/11       6.250    6,491,870
      1,370      Metropolitan Transportation Authority,
                   (Service Contract, Commuter
                   Facilities, Refunding, Series N)......     RB      Baa1/BBB+ 07/01/02       6.625    1,495,122
      1,065      Monroe County, (Public Improvement,
                   Prerefunded, Escrowed to Maturity,
                   Series 1995), AMBAC Insured...........     GO      Aaa/AAA   06/01/08       5.875    1,214,419
         65      Monroe County, (Public Improvement,
                   Unrefunded Balance, Series 1995),
                   AMBAC Insured.........................     GO      Aaa/AAA   06/01/08       5.875       74,119
      4,000      Municipal Assistance Corp. for the City
                   of New York, (Refunding, Series E, due
                   07/01/07).............................     RB       Aa2/AA   07/01/06(a)    5.500    4,414,520
      2,150      Municipal Assistance Corp. for the City
                   of New York, (Refunding, Series G)....     RB       Aa2/AA   07/01/05       6.000    2,409,763
      4,000      Municipal Assistance Corp. for the City
                   of New York, (Refunding, Series G)....     RB       Aa2/AA   07/01/07       6.000    4,573,480
      1,500      Municipal Assistance Corp. for the City
                   of New York, (Refunding, Series J)....     RB       Aa2/AA   07/01/04       6.000    1,663,485
      1,460      New York City Industrial Development
                   Agency, (Civil Facilities Revenue,
                   YMCA Greater New York Project)........     RB      Baa3/NR   08/01/05       6.000    1,572,989
      1,000      New York City Industrial Development
                   Agency, (IDR, Brooklyn Navy Yard,
                   Cogen Partners, Refunding, due
                   10/01/22).............................     RB      Baa3/BBB- 10/01/21(a)    6.200    1,136,420

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 3,075      New York City Municipal Water Finance
                   Authority, (Water & Sewer Systems
                   Revenue, Series C), AMBAC Insured.....     RB      Aaa/AAA   06/15/21       6.200% $ 3,372,660
      2,400      New York City Transitional Finance
                   Authority, (Series B).................     RB       Aa3/AA   11/15/04       5.250    2,578,320
      3,100      New York City Transitional Finance
                   Authority, (Series C).................     RB       Aa3/AA   05/01/05       5.000    3,282,838
      4,000      New York City Transitional Finance
                   Authority, (Series C).................     RB       Aa3/AA   05/01/03       5.000    4,194,600
        650      New York City, (Prerefunded, Escrowed to
                   Maturity, Series M)...................     GO       A3/A-    06/01/00       6.000      674,284
      3,295      New York City, (Prerefunded, Series C,
                   SubSeries C-1)........................     GO       Aaa/A-   08/01/18       7.000    3,715,673
        670      New York City, (Prerefunded, Series D,
                   due 02/15/07).........................     GO       A3/A-    02/15/05(a)    5.750      742,440
      1,250      New York City, (Refunding, Series A)....     GO       A3/A-    08/01/04       7.000    1,433,012
      1,500      New York City, (Refunding, Series A)....     GO       A3/A-    08/01/06       5.250    1,599,030
      6,000      New York City, (Refunding, Series A, due
                   08/01/03).............................     GO       A3/A-    08/01/02(a)    6.250    6,535,440
      1,070      New York City, (Refunding, Series C)....     GO       A3/A-    02/01/04       6.000    1,166,514
      1,000      New York City, (Refunding, Series G),
                   MBIA Insured..........................     GO       Aaa/A3   02/01/09       6.750    1,197,470
      1,500      New York City, (Refunding, Series H)....     GO       A3/A-    03/15/05       6.500    1,693,815
      4,330      New York City, (Unrefunded Balance,
                   Series D, due 02/15/07)...............     GO       A3/A-    02/15/05(a)    5.750    4,708,572
      2,280      New York State Dormitory Authority,
                   (Columbia University).................     RB      Aaa/AAA   07/01/07       5.250    2,494,252
      2,885      New York State Dormitory Authority, (FHA
                   Hospital & Nursing Home, Refunding,
                   Series A), AMBAC Insured..............     RB       NR/AAA   08/15/08       5.000    3,054,061
      2,000      New York State Dormitory Authority, (FHA
                   Hospital New York & Presbyterian,
                   Refunding), AMBAC Insured.............     RB      Aaa/AAA   02/01/04       5.000    2,102,200
      2,500      New York State Dormitory Authority, (FHA
                   Hospital New York & Presbyterian,
                   Refunding, due 08/01/13), AMBAC
                   Insured...............................     RB      Aaa/AAA   02/01/08(a)    4.400    2,561,850

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 1,110      New York State Dormitory Authority,
                   (Lease Revenue, State University
                   Dormitory Facilities, Refunding,
                   Series A), AMBAC Insured..............     RB      Aaa/AAA   07/01/11       6.000% $ 1,292,129
      5,280      New York State Dormitory Authority,
                   (Long Island Jewish Medical Center,
                   Refunding), MBIA Insured..............     RB      Aaa/AAA   07/01/05       5.000    5,582,280
      2,000      New York State Dormitory Authority,
                   (Memorial Sloan Kettering Cancer,
                   Series C), MBIA Insured...............     RB      Aaa/AAA   07/01/19       5.750    2,273,660
      5,650      New York State Dormitory Authority,
                   (Mental Health Services Facilities,
                   Refunding, Series B)..................     RB       A3/A-    02/15/06       6.000    6,273,308
      2,000      New York State Dormitory Authority, (New
                   York University, Series A), MBIA
                   Insured...............................     RB      Aaa/AAA   07/01/06       5.000    2,129,360
      2,510      New York State Dormitory Authority,
                   (North Shore University Hospital,
                   Refunding), MBIA Insured..............     RB      Aaa/AAA   11/01/05       5.000    2,660,073
      2,530      New York State Dormitory Authority,
                   (North Shore University Hospital,
                   Refunding), MBIA Insured..............     RB      Aaa/AAA   11/01/10       5.500    2,810,349
      2,000      New York State Dormitory Authority,
                   (Secondary Hospital, North General
                   Hospital, Refunding, Series G)........     RB      Baa1/BBB+ 02/15/05       5.500    2,119,440
      3,000      New York State Dormitory Authority,
                   (State University Educational
                   Facilities, Refunding)................     RB       A3/A-    05/15/01       5.250    3,104,010
      1,500      New York State Dormitory Authority,
                   (State University Educational
                   Facilities, Refunding, Series A)......     RB       A3/A-    05/15/04       6.500    1,683,255
      3,000      New York State Dormitory Authority,
                   (State University Educational
                   Facilities, Refunding, Series A), FGIC
                   Insured...............................     RB      Aaa/AAA   05/15/11       5.875    3,436,560

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 2,000      New York State Dormitory Authority,
                   (University of Rochester, Refunding,
                   Series A), MBIA Insured...............     RB      Aaa/AAA   07/01/05       5.000% $ 2,120,560
      1,210      New York State Dormitory Authority,
                   (University of Rochester, Series A)...     RB       A1/A+    07/01/06       6.500    1,378,069
      5,000      New York State Environmental Facilities
                   Corp., (PCR, State Water, Revolving
                   Fund, New York City Municipal Water,
                   Refunding)............................     RB       Aa2/A+   06/15/11       5.750    5,670,700
      5,000      New York State Environmental Facilities
                   Corp., (Special Obligation, Riverbank
                   State Park, Prerefunded, due
                   04/01/22).............................     RB      Aaa/AAA   04/01/02(a)    7.375    5,675,400
      1,000      New York State Environmental Facilities
                   Corp., (State Clean Water & Drinking,
                   Revolving Funds, Second Resolution,
                   Series F).............................     RB       Aa2/A+   06/15/07       5.250    1,086,660
      2,600      New York State Housing Finance Agency,
                   (Service Contract Obligation,
                   Refunding, Series C)..................     RB      Baa1/BBB+ 03/15/05       4.850    2,692,716
      4,000      New York State Local Government
                   Assistance Corp., (Prerefunded, Series
                   C, due 04/01/10)......................     RB       Aaa/A+   04/01/01(a)    7.000    4,389,160
      2,000      New York State Local Government
                   Assistance Corp., (Refunding, Series
                   A)....................................     RB       A3/A+    04/01/06       6.000    2,243,140
      2,525      New York State Local Government
                   Assistance Corp., (Refunding, Series
                   B), MBIA Insured......................     RB      Aaa/AAA   04/01/04       5.250    2,692,660
      3,350      New York State Local Government
                   Assistance Corp., (Refunding, Series
                   E)....................................     RB       A3/A+    04/01/14       6.000    3,893,772
      2,850      New York State Medical Care Facilities
                   Finance Agency, (Hospital & Nursing
                   Home Services, Series D, due
                   02/15/32).............................     RB       Aa2/AA   02/15/03(a)    6.450    3,192,969
      1,500      New York State Medical Care Facilities
                   Finance Agency, (Mental Health
                   Services, Refunding, Series F)........     RB       A3/A-    02/15/03       6.000    1,620,750

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 4,000      New York State Medical Care Facilities
                   Finance Agency, (Prerefunded, due
                   08/15/20).............................     RB      Aaa/AAA   08/15/00(a)    7.875% $ 4,379,760
      2,620      New York State Municipal Bond Bank
                   Agency, (Special Program, Refunding,
                   Series A), AMBAC Insured..............     RB      Aaa/AAA   03/15/06       5.000    2,783,907
      2,000      New York State Power Authority, (Revenue
                   & General Purpose, Refunding, Escrowed
                   to Maturity, Series W)................     RB      Aaa/AAA   01/01/03       6.625    2,215,000
      4,500      New York State Power Authority, (Revenue
                   & General Purpose, Refunding, Series
                   A)....................................     RB      Aa3/AA-   02/15/03       5.000    4,703,805
      3,350      New York State Power Authority, (Revenue
                   & General Purpose, Refunding, Series
                   A)....................................     RB      Aa3/AA-   02/15/05       5.500    3,641,082
      3,000      New York State Thruway Authority,
                   (Refunding, Series E).................     RB      Aa3/AA-   01/01/07       5.500    3,293,790
      2,000      New York State Thruway Authority,
                   (Service Contract, Local Highway &
                   Bridge)...............................     RB      Baa1/BBB+ 04/01/05       6.000    2,206,080
      2,000      New York State Thruway Authority,
                   (Service Contract, Local Highway &
                   Bridge, Refunding)....................     RB      Baa1/BBB+ 04/01/04       5.500    2,137,920
      9,935      New York State Thruway Authority,
                   (Service Contract, Local Highway &
                   Bridge, Series A-2), MBIA Insured.....     RB      Aaa/AAA   04/01/06       5.250   10,719,368
      2,470      New York State Urban Development Corp.,
                   (Center for Industrial Innovation,
                   Refunding)............................     RB      Baa1/BBB+ 01/01/06       6.250    2,776,700
      2,000      New York State Urban Development Corp.,
                   (Correctional Capital Facilities,
                   Series 6).............................     RB      Baa1/BBB+ 01/01/03       6.000    2,152,700
      2,635      New York State Urban Development Corp.,
                   (Sub Lien, Corporate Purpose,
                   Refunding)............................     RB        A2/A    01/01/06       6.000    2,933,625
      5,250      New York State, (Refunding, Series A)...     GO        A2/A    07/15/06       6.500    6,101,498
      3,100      New York State, (Refunding, Series B)...     GO        A2/A    08/15/05       6.250    3,514,842

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 1,350      New York State, (Refunding, Series C)...     GO        A2/A    10/01/04       6.000% $ 1,498,419
      2,415      New York State, (Refunding, Series F)...     GO        A2/A    09/15/03       5.000    2,540,339
      1,000      Orange County, (Refunding)..............     GO       Aa2/NR   11/15/04       5.500    1,092,350
      1,000      Orange County, (Refunding)..............     GO       Aa2/NR   11/15/05       5.500    1,100,500
      7,730      Port Authority of New York & New Jersey,
                   (Special Project, JFK International
                   Air Terminal, Series 6), MBIA
                   Insured...............................     RB      Aaa/AAA   12/01/11       6.250    9,094,113
      3,000      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Refunding, Series
                   SR, due 01/01/07).....................     RB       Aa3/A+   01/01/99(a)    5.000    3,185,370
      1,500      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Refunding, Series
                   Y)....................................     RB       Aa3/A+   01/01/07       5.900    1,686,300
      3,960      Triborough Bridge & Tunnel Authority,
                   (Special Obligation, Refunding, Series
                   A), FGIC Insured......................     RB      Aaa/AAA   01/01/07       5.500    4,353,624
      1,000      Trust for Cultural Resources of the City
                   of New York, (Series 1997, due
                   04/01/05).............................     PP       NR/NR    10/01/01(a)    5.250    1,030,450
      4,000      United Nations Development Corp.,
                   (Senior Lien, Series A, Prerefunded,
                   due 07/01/26).........................     RB       Aaa/NR   07/01/03(a)    6.000    4,445,000
      3,230      Yonkers, (Series C), AMBAC Insured......     GO      Aaa/AAA   08/01/04       5.500    3,490,887
                                                                                                      -----------
                     TOTAL NEW YORK......................                                             250,848,720
                                                                                                      -----------
                     TOTAL LONG TERM INVESTMENTS (COST $248,739,622)................................  258,753,726
                                                                                                      -----------
SHORT-TERM INVESTMENTS (3.1%)
ARIZONA (0.4%)
      1,200      Chandler Arizona Industrial Development
                   Authority, (Multifamily Housing,
                   Southpark Apartments Project,
                   Refunding, due 12/01/02), LOC Citibank
                   NA....................................    VRDN     NR/A-1+   10/01/98(b)    3.700    1,200,000
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
FLORIDA (0.1%)
    $   200      Dade County, Florida Industrial
                   Development Authority, (PCR, Florida
                   Power & Light Co. Project, Refunding,
                   due 04/01/20).........................    VRDN     VMIG1/A-1+ 10/01/98(b)   4.200% $   200,000
                                                                                                      -----------

GEORGIA (0.7%)
      1,400      Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project-4th Series, due 07/01/24).....    VRDN     VMIG1/A-1 10/01/98(b)    4.150    1,400,000
        300      Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project-4th Series, Refunding, due
                   09/01/25).............................    VRDN     VMIG1/A+  10/01/98(b)    4.200      300,000
        200      Monroe County Development Authority,
                   (PCR, Georgia Power Co., Scherer
                   Project-2nd Series, Refunding, due
                   07/01/25).............................    VRDN     VMIG1/A-1 10/01/98(b)    4.150      200,000
                                                                                                      -----------
                                                                                                        1,900,000
                                                                                                      -----------

MICHIGAN (0.1%)
        200      Midland County Economic Development
                   Corp., (Dow Chemical Co. Project,
                   Refunding, Series B, due 12/01/15)....    VRDN     P-1/A-1   10/01/98(b)    4.250      200,000
                                                                                                      -----------

MISSOURI (0.3%)
        700      Missouri Environmental Impact Authority
                   & Energy Resource Authority, (Bayer
                   Corp. Project, Refunding, due
                   03/01/09).............................    VRDN      P-1/NR   10/01/98(b)    4.250      700,000
                                                                                                      -----------

NEW YORK (1.3%)
        700      New York City Municipal Water Finance
                   Authority, (Water and Sewer Systems
                   Revenue, Refunding, Series A, due
                   06/15/25), FGIC Insured...............    VRDN     VMIGI/A-1+ 10/01/98(b)   4.250      700,000
        100      New York City, (Series B, due 10/01/21),
                   FGIC Insured..........................    VRDN     VMIG1/A-1+ 10/01/98(b)   4.250      100,000
        100      New York City, (Series B, due 10/01/22),
                   FGIC Insured..........................    VRDN     VMIG1/A-1+ 10/01/98(b)   4.250      100,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $   200      New York City, (Sub-Series B-4, due
                   08/15/21), LOC Union Bank of
                   Switzerland...........................    VRDN     VMIG1/A-1+ 10/01/98(b)   4.250% $   200,000
        100      New York City, (Sub-Series B-4, due
                   08/15/22), LOC Union Bank of
                   Switzerland...........................    VRDN     VMIG1/A-1+ 10/01/98(b)   4.250      100,000
      2,400      New York State Energy Research and
                   Development Authority, (PCR, New York
                   Electric and Gas, Refunding, Series B,
                   due 02/01/29), LOC Union Bank of
                   Switzerland...........................    VRDN     VMIGI/A-1+ 10/01/98(b)   4.100    2,400,000
                                                                                                      -----------
                                                                                                        3,600,000
                                                                                                      -----------

WASHINGTON (0.2%)
        400      Washington State Health Care Facilities
                   Authority, (VA Mason Medical Center,
                   Refunding, Series B, due 02/15/27)....    VRDN     VMIG1/A-1+ 10/01/98(b)   4.100      400,000
                                                                                                      -----------
                 TOTAL SHORT-TERM INVESTMENTS (COST $8,200,000).....................................    8,200,000
                                                                                                      -----------
                 TOTAL INVESTMENTS (COST $256,939,622) (100.0%).....................................  266,953,726
                 OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%).......................................       61,736
                                                                                                      -----------
                 NET ASSETS (100.0%)................................................................  $267,015,462
                                                                                                      -----------
                                                                                                      -----------

------------------------------
Note: Based on the cost of investments of $256,939,622 for federal income tax purposes at September 30, 1998, the aggregate gross unrealized appreciation and depreciation was $10,043,015 and $28,911, respectively, resulting in net unrealized appreciation of investments of $10,014,104.

(a) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

(b) Variable Rate Demand Notes tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

Abbreviations used in Schedule of Investments are as follows:

AMBAC - Ambac Indemnity Corp., FGIC - Financial Guaranty Insurance Company, FHA -Federal Housing Authority, GO - General Obligation, IDR - Industrial Development Revenue, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Corp., NR - Not Rated, PCR - Pollution Control Revenue, PP - Private Placement, RB - Revenue Bond, VRDN - Variable Rate Demand Note.

Escrowed to Maturity: Bonds for which cash and/or securities have been deposited with a third party to cover payments of principal and interest at the maturity which coincides with the first call date of the first bond.

Prerefunded: Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities whose maturity coincides with the first call date of the first bond.

Refunding: Bonds for which the issuer has issued new bonds and canceled the old issue.

144A: Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $256,939,622 )          $266,953,726
Cash                                                     73,015
Interest Receivable                                   3,729,006
Deferred Organization Expenses                            1,169
Prepaid Trustees' Fees                                      551
Prepaid Expenses and Other Assets                            20
                                                   ------------
    Total Assets                                    270,757,487
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     3,653,947
Advisory Fee Payable                                     63,429
Administrative Services Fee Payable                       9,366
Custody Fee Payable                                       2,475
Administration Fee Payable                                  677
Fund Services Fee Payable                                   211
Accrued Expenses                                         11,920
                                                   ------------
    Total Liabilities                                 3,742,025
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $267,015,462
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $ 5,606,070
EXPENSES
Advisory Fee                                       $351,242
Custodian Fees and Expenses                          33,692
Administrative Services Fee                          33,560
Professional Fees and Expenses                       20,459
Fund Services Fee                                     3,379
Administration Fee                                    1,519
Trustees' Fees and Expenses                           1,427
Amortization of Organization Expense                  1,154
Miscellaneous                                         4,870
                                                   --------
    Total Expenses                                                451,302
                                                              -----------
NET INVESTMENT INCOME                                           5,154,768
NET REALIZED GAIN ON INVESTMENTS                                1,919,979
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                   3,653,162
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $10,727,909
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                      MONTHS ENDED      FOR THE FISCAL
                                                   SEPTEMBER 30, 1998     YEAR ENDED
                                                      (UNAUDITED)       MARCH 31, 1998
                                                   ------------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $       5,154,768    $    7,914,129
Net Realized Gain on Investments                           1,919,979         1,111,960
Net Change in Unrealized Appreciation of
  Investments                                              3,653,162         4,862,341
                                                   ------------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                          10,727,909        13,888,430
                                                   ------------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                             83,977,775        87,771,218
Withdrawals                                              (24,701,632)      (52,571,222)
                                                   ------------------   --------------
    Net Increase from Investors' Transactions             59,276,143        35,199,996
                                                   ------------------   --------------
    Total Increase in Net Assets                          70,004,052        49,088,426
NET ASSETS
Beginning of Period                                      197,011,410       147,922,984
                                                   ------------------   --------------
End of Period                                      $     267,015,462    $  197,011,410
                                                   ------------------   --------------
                                                   ------------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                          FOR THE FISCAL       FOR THE PERIOD
                                                        FOR THE          YEAR ENDED MARCH      APRIL 11, 1994
                                                    SIX MONTHS ENDED           31,            (COMMENCEMENT OF
                                                   SEPTEMBER 30, 1998   ------------------   OPERATIONS) THROUGH
                                                      (UNAUDITED)       1998   1997   1996     MARCH 31, 1995
                                                   ------------------   ----   ----   ----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                      0.40%(a) 0.40% 0.43%  0.44%                0.48%(a)
  Net Investment Income                                         4.40%(a) 4.62% 4.75%  4.72%                4.59%(a)
  Expenses without Reimbursement                                  --      --     --     --                 0.51%(a)
Portfolio Turnover                                                33%(b)   51%   35%    41%                  63%(b)

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30,1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Tax Exempt Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The portfolio commenced operations on April 11, 1994. Prior to November 2, 1998, the portfolio's name was The New York Total Return Bond Portfolio. The portfolio's investment objective is to provide high level of current income that is exempt from federal income tax for New York residents, consistent with moderate risk of capital. The portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) The portfolio incurred organization expenses in the amount of $11,473. These costs were deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30,1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 28, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the Agreement, the portfolio paid Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. Effective October 28, 1998 the portfolio's Investment Advisor will be J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan & Co. Inc. ("J.P. Morgan"), and the terms of the Agreement will remain the same. For the six months ended September 30, 1998, such fees amounted to $351,242.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended September 30, 1998, the fee for these services amounted to $1,519.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which JPMIM provides similar services, and J.P. Morgan Series Trust. For the six months ended September 30, 1998, the fee for these services amounted to $33,560. In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.50% of the average net assets of the portfolio. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $3,379 for the six months ended September 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30,1998
--------------------------------------------------------------------------------
      Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $700.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended September 30, 1998 were as follows:

  COST OF       PROCEEDS
 PURCHASES     FROM SALES
------------   -----------
$137,113,120   $75,571,990

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

J.P. MORGAN INSTITUTIONAL FUNDS

            PRIME MONEY MARKET FUND

            TREASURY MONEY MARKET FUND

            FEDERAL MONEY MARKET FUND

            TAX EXEMPT MONEY MARKET FUND

            SHORT TERM BOND FUND

            BOND FUND

            INTERNATIONAL BOND FUND

            GLOBAL STRATEGIC INCOME FUND

            TAX EXEMPT BOND FUND

            NEW YORK TAX EXEMPT BOND FUND

            CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

            DIVERSIFIED FUND

            DISCIPLINED EQUITY FUND

            U.S. EQUITY FUND

            U.S. SMALL COMPANY FUND

            TAX AWARE DISCIPLINED EQUITY FUND:

                INSTITUTIONAL SHARES

            INTERNATIONAL EQUITY FUND

            EUROPEAN EQUITY FUND

            INTERNATIONAL OPPORTUNITIES FUND

            EMERGING MARKETS EQUITY FUND


FOR MORE INFORMATION ON THE J.P. MORGAN
INSTITUTIONAL FUNDS, CALL J.P. MORGAN FUNDS
SERVICES AT (800)766-7722.


J.P. MORGAN
INSTITUTIONAL
NEW YORK
TAX EXEMPT
BOND FUND


(formerly the J.P. Morgan Institutional
New York Total Return Bond Fund)


SEMI-ANNUAL REPORT
SEPTEMBER 30, 1998

inybfr-989